Other Expenses (Income) Net - Summary of Other Expense (Income) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (5,885)		$ (9,063)		$ (9,799)
Sale of fixed assets	(2,062)		(2,900)
Other income	(23,264)		(21,149)		(26,803)
Total other income	(31,211)		(33,112)		(36,602)
Repair of damage from natural disasters	9,346				3,536
Cost of retirement and disposal of fixed assets					586
Donation	207		4,000		5,000
Other expenses	13,427		16,386		28,692
Total other expenses	22,980	$ 80,007	20,386	$ 83,710	37,814	$ 75,868
Other expense (income) – Net	$ (8,231)		$ (12,726)		$ 1,212